--------------------------------------------------------------------------------

                                    Alliance
                         ------------------------------
                                    Worldwide
                         ------------------------------
                                  Privatization
                         ------------------------------
                                      Fund
                         ------------------------------

                                           Semi-Annual
                                           Report
                                           December 31, 1998

                                           Alliance Capital [LOGO]

--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS                     Alliance Worldwide Privatization Fund
================================================================================

February 24, 1999

Dear Shareholder:

We are pleased to provide you with investment results and market commentary for Alliance Worldwide Privatization Fund for the semi-annual reporting period ended December 31, 1998.

INVESTMENT RESULTS

The following table provides performance for Alliance Worldwide Privatization Fund as well as its composite benchmark, a 60%/40% composite of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) index and the MSCI Emerging Markets Free (EMF) Index, respectively. This composite benchmark approximates the normal allocation of the Fund's portfolio between developed and emerging markets. For reference, we have also included performance for each index separately.

As shown, your Fund's Class A shares returned -4.06% at net asset value (NAV), underperforming the composite return of -1.00% for the six-month period ended December 31, 1998. However, your Fund's Class A shares gained 8.92% at NAV, outperforming the benchmark return of 2.06% for the 1998 calendar year. Your Fund's performance, relative to its composite benchmark, was negatively impacted by its strong relative weighting in emerging market stocks. However, performance of the Fund did benefit from relative underweighting in Japan and overweighting in Europe. Stock selection continued to positively impact performance across all regions.

--------------------------------------------------------------------------------

   INVESTMENT RESULTS*
   Periods Ended December 31, 1998

                               Total Returns
                          6 Months      12 Months
                       -------------  -------------
   Alliance Worldwide
     Privatization Fund
     Class A               -4.06%          8.92%
     Class B               -4.44%          8.25%
     Class C               -4.44%          8.15%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Total Returns
                          6 Months      12 Months
                       -------------  -------------
   Morgan Stanley
     Capital International
     (MSCI) Europe,
     Australasia, Far
     East (EAFE) Index      3.66%         20.33%

   MSCI Emerging
     Markets Free
     (EMF) Index           -7.98%        -25.34%

   60%/40% Composite:
     60% MSCI EAFE /
     40% EMF               -1.00%          2.06%

   * The Fund's investment results are total returns for the periods and are based on the net asset value of the Fund's shares as of December 31, 1998. All fees and expenses related to the operation of the Fund have been deducted. Total returns for Advisor Class shares will differ due to different expenses associated with that class. Past performance is no guarantee of future results.

        The Morgan Stanley Capital International (MSCI) Europe, Australasia, and Far East (EAFE) Index tracks the performance of 21 markets in those regions. The MSCI Emerging Markets Free Index tracks the performance of 26 emerging markets. An investor cannot invest directly in an index.

        Additional investment results appear on page 3.

--------------------------------------------------------------------------------

REVIEW AND OUTLOOK

1998 featured dramatically diverse equity returns from the various regions of the world. Economic uncertainty originating in Asia negatively affected all emerging markets globally. Developed market returns were largely positive but were subject to accentuated volatility.

European markets were particularly strong as investors' enthusiasm for the prospects arising from European Monetary Union grew. Additional support for equity markets in the region arose from the continued change in savings patterns with a shift towards equity ownership by individuals.

Asian markets recovered from lows but remained depressed following the financial crisis that engulfed the region. The strongest recovering markets in the region were those in which economic reform had been em-

                                           Alliance Worldwide Privatization Fund
================================================================================

braced most aggressively. We believe that the process of economic reform is still at an early stage and feel that governments must continue to withdraw from the economy for revival to be maintained. Privatization will be key to this process and we expect to see an acceleration of privatization issues and opportunities for your Fund in Asia.

The Japanese market and economy remained in the doldrums as the government failed to deal adequately with the country's banking crisis. Two large privatizations at the end of the year offered some encouragement that the Japanese administration has accepted the need to implement change. We expect to see the Japanese government continue in its efforts to privatize and reform, although at a slow pace.

The contagion effect from Asia negatively impacted the Latin American markets. Additional uncertainty in the region was caused by the failure of President Cardoso's Brazilian government to implement fiscal reforms and reduce the country's huge public sector budget deficit. Ultimately, this resulted in the removal of the Brazilian currency peg and a sharp devaluation of the real. We strongly believe that economic and fiscal reform must be implemented in order for both Brazil and the Latin American economic environment to improve. We believe that some excellent opportunities will arise for the Fund to invest in the countries that restructure most aggressively.

East European markets were similarly affected by the Asian contagion and the economic collapse in Russia. We currently find some excellent value in privatization issues in the region.

Despite the market volatility in 1998, privatization volumes were strong, with over US$140 billion of initial public offerings (IPO) and secondary offerings. Over the next 12 months, we anticipate a significant increase in the number of privatization issues both in the developed economies of the world and the emerging economies that accelerate restructuring of their economic systems.

On an industry basis, privatizations continued to be dominated by telecoms and utility transactions. However, as noted in previous years, there continued to be an expansion in both industry and geographic spread. We believe this will be a lasting trend, and we anticipate further opportunities to broaden your Fund's industry and geographic diversity.

We are confident that privatizations will continue to offer one of the most attractive ways to gain exposure to global investment opportunities and the themes of deregulation and restructuring.

Thank you for your continued interest and participation in Alliance Worldwide Privatization Fund. We look forward to reporting to you again on market activity and your Fund's investment results in the future.

Sincerely,


/s/ John D. Carifa
John D. Carifa
Chairman and President


/s/ Mark H. Breedon
Mark H. Breedon
Senior Vice President

--------------------------------------------------------------------------------

Shares of the Fund are not deposits or obligations of, guaranteed or endorsed by, any bank; further, such shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Fund involve investment risks, including the possible loss of principal.

--------------------------------------------------------------------------------

Investment Objective And Policies          Alliance Worldwide Privatization Fund
================================================================================

The Alliance Worldwide Privatization Fund seeks to provide investors with long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization, although normally significantly more of its assets will be invested in such securities.

Investment Results
================================================================================

NAV and SEC Average Annual Total Returns as of December 31, 1998

                         -----------------------------
                                 Class A Shares
                         -----------------------------
                                         Without          With
                                      Sales Charge    Sales Charge
                                     ------------------------------
              One Year                    8.92%           4.25%
              Since Inception*           10.65%           9.61%

                         -----------------------------
                                 Class B Shares
                         -----------------------------

                                         Without          With
                                      Sales Charge    Sales Charge
                                     ------------------------------
              One Year                    8.25%           4.55%
              Since Inception*            9.88%           9.88%

                         -----------------------------
                                 Class C Shares
                         -----------------------------

                                         Without          With
                                      Sales Charge    Sales Charge
                                     ------------------------------
              One Year                    8.15%           7.22%
              Since Inception*           13.08%          13.08%

The Fund's investment results represent Average Annual Total Returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total returns for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
*    Since Inception: 6/2/94 Class A & Class B; 2/8/95 Class C.

Ten Largest Holdings
December 31, 1998 (unaudited)              Alliance Worldwide Privatization Fund
================================================================================

--------------------------------------------------------------------------------------------------------
COMPANY                                                   U.S. $ VALUE             PERCENT OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.--Manufactures and distributes
  tobacco products under exclusive government
  contract within Japan.                                  $ 16,320,110                     3.2%
--------------------------------------------------------------------------------------------------------
Sanofi, SA--Researches and manufactures
  healthcare products and beauty aids.                      13,888,034                     2.7
--------------------------------------------------------------------------------------------------------
ING Groep NV--Provides financial services
  including commercial, savings and investment
  banking, as well as life, property and commercial
  insurance.                                                13,495,450                     2.6
--------------------------------------------------------------------------------------------------------
Akzo Nobel NV--Produces chemicals, paints, drugs,
  veterinary products, hospital supplies and
  diagnostics.                                              12,802,564                     2.5
--------------------------------------------------------------------------------------------------------
Volkswagen AG--Manufactures economy and
  luxury automobiles, sports cars and trucks for
  worldwide distribution.                                   10,849,003                     2.1
--------------------------------------------------------------------------------------------------------
Bank Austria AG--Provides commercial and
  corporate banking, as well as life, property and
  commercial insurance.                                     10,114,974                     2.0
--------------------------------------------------------------------------------------------------------
Seita--Manufactures cigarettes, cigars, pipe and
  loose tobacco, as well as matches.                         9,978,537                     2.0
--------------------------------------------------------------------------------------------------------
STMicroelectronics--Designs, develops, manufactures
  and markets semiconductor integrated circuits and
  discrete devices.                                          9,963,155                     2.0
--------------------------------------------------------------------------------------------------------
Aldeasa, SA--Operates 54 duty-free shops in Spanish
  airports under agreement with government, as well
  as airport franchise stores.                               9,961,408                     1.9
--------------------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.--Provides
  telecommunication services, including telephone,
  telegraph, leased circuits and other related services
  within Japan.                                              9,790,985                     1.9
--------------------------------------------------------------------------------------------------------
                                                          $117,164,220                    22.9%
--------------------------------------------------------------------------------------------------------

Industry Diversification
December 31, 1998 (unaudited)              Alliance Worldwide Privatization Fund
================================================================================

--------------------------------------------------------------------------------
                                            U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Basic Industries                            $ 37,383,675           7.3%
--------------------------------------------------------------------------------
Capital Goods                                    860,276           0.2
--------------------------------------------------------------------------------
Consumer Manufacturing                        17,335,676           3.4
--------------------------------------------------------------------------------
Consumer Services                             31,297,021           6.1
--------------------------------------------------------------------------------
Consumer Staples                              50,616,859           9.9
--------------------------------------------------------------------------------
Energy                                        33,653,327           6.6
--------------------------------------------------------------------------------
Finance                                      113,030,551          22.0
--------------------------------------------------------------------------------
Healthcare                                    22,899,273           4.5
--------------------------------------------------------------------------------
Multi-Industry                                 4,776,066           0.9
--------------------------------------------------------------------------------
Technology                                    29,968,643           5.8
--------------------------------------------------------------------------------
Transportation                                21,976,522           4.3
--------------------------------------------------------------------------------
Utilities                                    144,869,950          28.3
--------------------------------------------------------------------------------
Total Investments                            508,667,839          99.3
--------------------------------------------------------------------------------
Cash and receivables, net of liabilities       3,649,656           0.7
--------------------------------------------------------------------------------
Net Assets                                  $512,317,495         100.0%
--------------------------------------------------------------------------------

Portfolio Of Investments
December 31, 1998 (unaudited)              Alliance Worldwide Privatization Fund
================================================================================

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS -95.8%
ARGENTINA-0.7%
Nortel Inversora, SA (ADR) ................           208,000        $ 3,354,000
                                                                     -----------
AUSTRALIA-1.6%
Amrad Corporation, Ltd. (a) ...............         2,000,000          1,666,816
CSL, Ltd. .................................           750,000          6,431,183
                                                                     -----------
                                                                       8,097,999
                                                                     -----------
AUSTRIA-3.9%
Austria Tabakwerke AG .....................           120,740          9,254,024
Bank Austria AG ...........................           199,000         10,114,974
Premier Telesports, Ltd. (a)(b) ...........            85,000            769,959
                                                                     -----------
                                                                      20,138,957
                                                                     -----------
BOTSWANA-0.4%
Sechaba Breweries, Ltd ....................         1,635,700          1,891,155
                                                                     -----------
BRAZIL-1.2%
Celesc Centrais Electricas de Santa
   Catarina, SA (GDR) (c) .................            13,000            581,030
Companhia Paranaense de Energia-Copel
   (ADR) ..................................           470,000          3,348,750
Companhia Paulista Forca e Luz (a) ........           176,463             11,684
Embratel Participacoes, SA (ADR) ..........            80,000          1,115,000
Espirito Santo Centrais Electicas, SA .....             6,247            413,571
Globo Cabo, SA (ADR) (a) ..................           269,900            607,275
Metalurgica Gerdau, SA (b) ................        10,044,305            166,262
                                                                     -----------
                                                                       6,243,572
                                                                     -----------
CZECH REPUBLIC-1.2%
Ceske Radiokomunikace AS (a) ..............           140,100        $ 4,518,572
Komercni Banka AS (GDR) (a) ...............           138,650            578,864
Tabak AS ..................................             4,225          1,180,706
                                                                     -----------
                                                                       6,278,142
                                                                     -----------
DENMARK-0.6%
Kobenhavns Lufthavne AS....................            25,600          3,185,021
                                                                     -----------
EGYPT-0.9%
Egyptian Financial &  Industrial...........            31,000            512,727
Egyptian Mobile Phone .....................           397,033          2,415,963
Housing Development Bank ..................            36,800            820,176
Madinet Nasr City for Housing &
   Development ............................            28,000            845,255
                                                                     -----------
                                                                       4,594,121
                                                                     -----------
FINLAND-2.3%
Fortum Oyj (a) ............................           873,506          5,428,779
Merita Plc Oyj, Series A ..................           964,000          6,124,330
                                                                     -----------
                                                                      11,553,109
                                                                     -----------
FRANCE-8.6%
CNP Assurances (a) ........................           225,400          6,845,452
Sanofi, SA ................................            84,400         13,888,034
SEITA .....................................           159,400          9,978,537
Societe Generale ..........................            28,100          4,548,471
Societe National Elf Aquitaine ............            75,000          8,665,713
                                                                     -----------
                                                                      43,926,207
                                                                     -----------
GERMANY-4.0%
Viag AG ...................................            16,400          9,610,316
Volkswagen AG .............................           136,000         10,849,003
                                                                     -----------
                                                                      20,459,319
                                                                     -----------

                                           Alliance Worldwide Privatization Fund
================================================================================

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------
GHANA-0.4%
Social Security Bank, Ltd. (a) ...............      2,000,000        $ 1,923,077
                                                                     -----------
GREECE-1.0%
Commercial Bank of Greece ....................         28,100          2,761,225
Heracles General Cement, SA ..................         93,800          2,543,595
                                                                     -----------
                                                                       5,304,820
                                                                     -----------
HONG KONG-0.7%
Ng Fung Hong, Ltd. ...........................      4,180,000          3,749,677
                                                                     -----------
HUNGARY-1.2%
MOL Magyar Olaj-es Gazipari ..................        130,800          3,587,681
OTP Bank (GDR) ...............................         46,700          2,302,310
                                                                     -----------
                                                                       5,889,991
                                                                     -----------
INDIA-0.5%
Mahanagar Telephone Nigam, Ltd. (GDR) ........         69,700            862,538
Videsh Sanchar Nigam, Ltd. (GDR) (c) .........        148,200          1,833,975
                                                                     -----------
                                                                       2,696,513
                                                                     -----------
INDONESIA-0.4%
PT Tambang Timah (GDR) .......................        323,000          2,139,875
                                                                     -----------
ISRAEL-0.5%
Bank Hapoalim, Ltd. ..........................      1,507,000          2,727,618
                                                                     -----------
ITALY-5.1%
Banca Nazionale del Lavoro (a) ...............      2,485,500          7,446,211
Eni SpA ......................................        938,000          6,137,364
Instituto Nazionale delle  Assicurazioni .....      1,501,000          3,969,358
Telecom Italia Mobile di Risp SpA ............        937,800          4,420,233
Telecom Italia SpA ...........................        528,853          3,332,143
Unione Immobiliaer SpA .......................      1,501,000            783,869
                                                                     -----------
                                                                      26,089,178
                                                                     -----------
JAPAN-11.5%
Daiwa Securities Co.,  Ltd. ..................      2,381,000          8,138,369
East Japan Railway Co. .......................          1,017          5,682,520
Japan Tobacco, Inc. ..........................          1,631         16,320,110
Nippon Telegraph &  Telephone Corp. ..........          1,268          9,790,985
Nomura Securities Co., Ltd. ..................        739,000          6,445,719
NTT Mobile Communications Network,
  Inc. (a) ...................................            232          9,552,820
West Japan Railway Co. .......................            700          3,099,265
                                                                     -----------
                                                                      59,029,788
                                                                     -----------
JORDAN-0.1%
Arab Potash Co. ..............................        137,633            541,253
                                                                     -----------
KENYA-0.1%
Kenya Airways ................................      4,650,000            613,476
                                                                     -----------
LUXEMBOURG-0.5%
Societe Europeenne des Satellites (a) ........         15,900          2,603,131
                                                                     -----------
MALAWI-0.1%
Press Corp. (GDR) (a) ........................         94,000            625,100
                                                                     -----------
MALAYSIA-0.4%
Telekom Malaysia Berhad (b) ..................      1,000,000          1,841,621
                                                                     -----------
MALTA-0.2%
Maltacom Plc. (GDR) (a) ......................         80,700          1,089,450
                                                                     -----------
MEXICO-3.6%
Grupo Financiero Banamex Cl. B (a) ...........        178,500            233,915
Grupo Financiero Bancrecer, SA de CV
   Cl. B (a)(b) ..............................      2,140,843             64,841
Grupo Financiero Banorte, SA de CV
   Cl. B (a) .................................      6,735,277          5,779,894

Portfolio Of Investments (continued)       Alliance Worldwide Privatization Fund
================================================================================

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------
Grupo Profesional Planeacion y Proyectos,
   SA Cl. B (a)(b) .............................      129,000        $    34,513
Telefonos de Mexico, SA Cl. L (ADR) ............      196,200          9,552,488
Tubos de Acero de  Mexico, SA (ADR) ............      448,000          2,884,000
                                                                     -----------
                                                                      18,549,651
                                                                     -----------
NETHERLANDS-9.8%
Akzo Nobel NV ..................................      281,300         12,802,564
Equant NV (ADR) (a) ............................      122,400          8,300,251
ING Groep NV ...................................      221,422         13,495,450
KLM Royal Dutch Airlines Co. NV ................      190,871          5,770,977
STMicroelectronics (a) .........................      126,600          9,963,155
                                                                     -----------
                                                                      50,332,397
                                                                     -----------
NEW ZEALAND-0.7%
Auckland International
   Airport, Ltd. (a) ...........................    2,660,000          3,709,184
                                                                     -----------
NORWAY-0.7%
Christiana Bank OG Kreditkasse .................      563,000          1,965,777
Den Norske Bank ................................      469,000          1,631,363
                                                                     -----------
                                                                       3,597,140
                                                                     -----------
PAKISTAN-0.1%
Hub Power Co., Ltd. (GDR) (a) ..................       75,000            431,250
                                                                     -----------
PEOPLE'S REPUBLIC
   OF CHINA-1.1%
Beijing Datang Power Generation Co., Ltd. ......
   Cl. H .......................................    6,285,800          1,886,324
Yanzhou Coal Mining Co., Ltd. Cl. H ............    6,698,000          1,123,884
Zhejiang Southeast Electric Power Co.,
   Ltd. (GDR) (c) ..............................      249,200          2,504,460
                                                                     -----------
                                                                       5,514,668
                                                                     -----------
PERU-1.4%
Cementos Norte Pacasmayo, SA Cl. C .............    1,661,620          1,684,252
Explosivos, SA (b) .............................    1,218,410          1,042,036
Ferreyros, SA ..................................    1,295,777          1,169,770
Ontario Quinta AVV (a)(d) ......................    2,000,000          3,360,000
                                                                     -----------
                                                                       7,256,058
                                                                     -----------
PHILIPPINES-1.7%
First Philippine Holdings  Corp. Series B ......    2,779,672          1,500,594
International Container Terminal Services,
   Inc. (a) ....................................    7,315,780            611,215
Manila Electric Co. Series B ...................    1,240,305          3,985,556
Philippine Long Distance Telephone Co. .........       94,200          2,421,594
                                                                     -----------
                                                                       8,518,959
                                                                     -----------
POLAND-0.6%
Kredyt Bank PBI, SA (GDR) (a)(c) ...............       93,400          1,517,750
Orbis, SA (a) ..................................      209,586          1,648,027
                                                                     -----------
                                                                       3,165,777
                                                                     -----------
PORTUGAL-0.8%
Electricidade de Portugal, SA...................      187,600          4,126,287
                                                                     -----------
ROMANIA-0.1%
Societatea, SA (b) .............................       30,454            236,390
                                                                     -----------
RUSSIA-0.8%
Gazprom (ADR) (a)(c) ...........................       93,400            796,235
JSC Rosneftegazstroy (ADR) (a) .................      184,202            325,923
Lukoil Holdings (ADR) ..........................       81,000          1,312,200
Primamedic, Ltd. (a)(b)  .......................    1,522,600            913,240
Sberbank of Russia .............................       28,271            353,388
Sun Brewing (GDR) (a)(c) .......................      156,000            382,200
                                                                     -----------
                                                                       4,083,186
                                                                     -----------

                                           Alliance Worldwide Privatization Fund
================================================================================

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------
SINGAPORE-1.0%
Development Bank of Singapore, Ltd. ...........       538,000      $  4,858,303
                                                                   ------------
SOUTH AFRICA-0.6%
Iscor, Ltd. ...................................    16,119,936         2,900,918
                                                                   ------------
SOUTH KOREA-4.8%
Korea Electric Power Corp. ....................       154,690         3,831,889
Pohang Iron & Steel Co., Ltd. .................        97,840         6,286,549
   ADR ........................................       210,000         3,543,750
SK Telecom Co., Ltd. ..........................        10,840         8,059,418
   ADR ........................................       305,189         3,109,113
                                                                   ------------
                                                                     24,830,719
                                                                   ------------
SPAIN-5.4%
Aldeasa, SA ...................................       253,200         9,961,408
Argentaria Caja Postal Y Banco Hipotecario
   de Espana, SA ..............................       267,300         6,925,947
Repsol, SA ....................................        75,000         4,002,948
Tabacalera, SA Cl. A ..........................       267,300         6,765,755
                                                                   ------------
                                                                     27,656,058
                                                                   ------------
SWEDEN-1.1%
Diligentia AB .................................       133,900           943,580
ForeningsSparbanken AB, Cl. A .................       187,600         4,870,520
                                                                   ------------
                                                                      5,814,100
                                                                   ------------
SWITZERLAND-1.6%
Sairgroup .....................................         9,400         2,335,786
Swisscom AG (a) ...............................        14,100         5,907,965
                                                                   ------------
                                                                      8,243,751
                                                                   ------------
THAILAND-0.4%
PTT Exploration & Production Public
   Co., Ltd. (a) ..............................       301,000         2,119,835
                                                                   ------------
TRINIDAD & TOBAGO-0.0%
B.W.I.A. International Airways (a)(d) .........     2,727,272                -0-
                                                                   ------------
TURKEY-1.3%
Efes Sinai Yatirim Ordinary Cl. B (a) .........   113,223,774         1,094,695
Eregli Demir Ve Celik Fabrikalari TAS .........     6,647,750           273,951
Petkim Petrokimya Holding AS ..................     1,781,000           804,516
Tupras Turkiye Petrol Rafinerileri AS .........    46,708,000         2,072,884
Turkiye Is Bankasi Series C ...................    46,428,000         1,206,840
Usas Ucak Servisi AS ..........................       800,850         1,142,403
                                                                   ------------
                                                                      6,595,289
                                                                   ------------
UNITED KINGDOM-9.0%
Anglian Water Plc .............................       234,500         3,258,126
Birkby Plc ....................................       872,000         2,681,864
British Energy Plc ............................       750,000         8,603,179
Energis Plc. (a) ..............................       268,400         5,979,101
Mersey Docks & Harbour Co. ....................       481,650         3,883,487
National Grid Group Plc .......................       717,000         5,721,488
National Power Plc ............................       923,925         7,971,732
PowerGen Plc ..................................       187,600         2,479,411
Stagecoach Holdings Plc .......................     1,407,000         5,602,066
                                                                   ------------
                                                                     46,180,454
                                                                   ------------
UNITED STATES-1.0%
Near East International LLC (a)(d) ............            10         1,000,000
United Customer Management
   Solutions (b) ..............................        17,862         3,929,641
                                                                   ------------
                                                                      4,929,641
                                                                   ------------
VENEZUELA-0.1%
Mercantil Servicios Financieros (ADR) .........        75,000           458,370
                                                                   ------------

Total Common Stocks (cost $438,235,773) .......                     490,694,555
                                                                   ------------

PORTFOLIO OF INVESTMENTS (continued)       Alliance Worldwide Privatization Fund
================================================================================

Company                                               Shares        U.S. $ Value
--------------------------------------------------------------------------------
PREFERRED STOCKS-3.5%
BRAZIL-3.5%
Bardella Industrias Mecanicas, SA ............          20,786      $    825,763
Celesc Centrais Electricas de Santa
   Catarina, SA Cl. B (a) ....................       4,482,133         2,003,188
Companhia Riograndense  de Telcom
   Cl. A (a) .................................       4,994,619         1,798,187
Gerdau, SA ...................................     310,791,935         2,315,024
Iven, SA (a)(b) ..............................       8,614,000         1,711,036
Metalurgica Gerdau, SA .......................     178,029,484         2,946,898
Telecomunicacoes Brasileiras, SA
   (ADR) (a) .................................          86,000         6,251,125
Telecommunicacoes de Parana, SA ..............         686,000           122,063
                                                                    ------------
Total Preferred Stocks
   (cost $30,805,079) ........................                        17,973,284
                                                                    ------------
TOTAL INVESTMENTS-99.3%
   (cost $469,040,852) .......................                       508,667,839
Other assets less
   liabilities-0.7% ..........................                         3,649,656
                                                                    ------------
NET ASSETS-100% ..............................                      $512,317,495
                                                                    ============

--------------------------------------------------------------------------------
(a)  Non-income producing security.

(b)  Illiquid security, valued at fair value (see Note A).

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998 these securities amounted to $7,615,650 or 1.5% of net assets.

(d)  Restricted and illiquid security, valued at fair value. (See Notes A & G.)

     Glossary of terms:

     ADR - American Depositary Receipt.
     GDR - Global Depositary Receipt.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998 (unaudited)              Alliance Worldwide Privatization Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $469,040,852) ..........................  $508,667,839
   Foreign cash, at value (cost $1,124,978) .........................................     1,150,125
   Receivable for investment securities sold ........................................     3,178,361
   Dividends and interest receivable ................................................     1,166,029
   Foreign taxes receivable .........................................................       504,211
   Receivable for capital stock sold ................................................       254,524
   Deferred organization expense ....................................................        18,245
                                                                                       ------------
   Total assets .....................................................................   514,939,334
                                                                                       ------------
LIABILITIES
   Payable for capital stock redeemed ...............................................       942,951
   Advisory fee payable .............................................................       486,322
   Distribution fee payable .........................................................       350,684
   Payable for investment securities purchased ......................................       146,231
   Accrued expenses .................................................................       695,651
                                                                                       ------------
   Total liabilities ................................................................     2,621,839
                                                                                       ------------
NET ASSETS ..........................................................................  $512,317,495
                                                                                       ============
COMPOSITION OF NET ASSETS
   Capital stock, at par ............................................................  $     49,892
   Additional paid-in capital .......................................................   456,449,730
   Undistributed net investment income ..............................................     7,654,096
   Accumulated net realized gain on investments and foreign currency transactions ...     8,538,428
   Net unrealized appreciation of investments and foreign currency denominated assets
     and liabilities ................................................................    39,625,349
                                                                                       ------------
                                                                                       $512,317,495
                                                                                       ============
CALCULATION OF MAXIMUM OFFERING PRICE
   Class A Shares
   Net asset value and redemption price per share
     ($362,280,670 / 35,027,163 shares of capital stock issued and outstanding) .....        $10.34
   Sales Charge--4.25% of public offering price .....................................          0.46
                                                                                             ------
   Maximum offering price ...........................................................        $10.80
                                                                                             ======
   Class B Shares
   Net asset value and offering price per share
     ($125,431,334 / 12,430,458 shares of capital stock issued and outstanding) .....        $10.09
                                                                                             ======
   Class C Shares
   Net asset value and offering price per share
     ($22,196,179 / 2,199,712 shares of capital stock issued and outstanding) .......        $10.09
                                                                                             ======
   Advisor Class Shares
   Net asset value, redemption and offering price per share
     ($2,409,312 / 234,600 shares of capital stock issued and outstanding) ..........        $10.27
                                                                                             ======

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1998
(unaudited)                                Alliance Worldwide Privatization Fund
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $433,223)........ $  3,884,832
   Interest.....................................................      226,477   $   4,111,309
                                                                 ------------
EXPENSES
   Advisory fee.................................................    2,875,796
   Distribution fee - Class A...................................      616,962
   Distribution fee - Class B...................................      688,417
   Distribution fee - Class C...................................      120,987
   Custodian....................................................      737,791
   Transfer agency..............................................      710,741
   Printing.....................................................       80,992
   Administrative...............................................       70,000
   Audit and legal..............................................       37,237
   Registration.................................................       28,697
   Amortization of organization expenses........................       22,633
   Directors' fees..............................................       13,310
   Miscellaneous................................................       30,550
                                                                 ------------
   Total expenses...............................................    6,034,113
   Less: expense offset arrangement (see Note B)................      (34,953)
                                                                 ------------
   Net expenses.................................................                    5,999,160
                                                                                -------------
   Net investment loss..........................................                   (1,887,851)
                                                                                -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain on investments.............................                   20,344,245
   Net realized gain on foreign currency transactions...........                      896,000
   Net change in unrealized appreciation (depreciation) of:
     Investments................................................                  (52,185,352)
     Foreign currency denominated assets and liabilities........                       76,373
                                                                                -------------
   Net loss on investments and foreign currency transactions....                  (30,868,734)
                                                                                -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS......................                $ (32,756,585)
                                                                                =============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS         Alliance Worldwide Privatization Fund
================================================================================

                                                                       Six Months Ended    Year Ended
                                                                       December 31, 1998    June 30,
                                                                          (unaudited)         1998
                                                                       ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income (loss)........................................  $  (1,887,851)    $  4,543,175
  Net realized gain on investments and foreign currency transactions..     21,240,245       79,032,204
  Net change in unrealized appreciation (depreciation) of investments
    and foreign currency denominated assets and liabilities...........    (52,108,979)     (26,242,066)
                                                                        -------------     ------------
  Net increase (decrease) in net assets from operations...............    (32,756,585)      57,333,313
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A...........................................................     (3,960,735)      (7,099,073)
    Class B...........................................................       (437,988)      (1,695,396)
    Class C...........................................................        (76,689)        (237,218)
    Advisor Class.....................................................        (20,394)         (22,444)
  Net realized gain on investments
    Class A...........................................................    (53,210,205)     (53,637,469)
    Class B...........................................................    (17,946,553)     (15,371,652)
    Class C...........................................................     (3,142,307)      (2,150,777)
    Advisor Class.....................................................       (196,625)        (135,664)
CAPITAL STOCK TRANSACTIONS
  Net decrease........................................................    (28,592,881)     (20,593,202)
                                                                        -------------     ------------
  Total decrease......................................................   (140,340,962)     (43,609,582)
NET ASSETS
  Beginning of year...................................................    652,658,457      696,268,039
                                                                        -------------     ------------
  End of period (including undistributed net investment income of
    $7,654,096 and $14,037,753, respectively).........................  $ 512,317,495     $652,658,457
                                                                        =============     ============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (unaudited)              Alliance Worldwide Privatization Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance Worldwide Privatization Fund, Inc. (the "Fund") organized as a Maryland corporation on March 16, 1994, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge. Advisor Class shares are offered solely to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Organization Expenses

Organization expenses of approximately $220,000 have been deferred and are being amortized on a straight-line basis through June 1999.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation of investments and foreign currency denominated assets and liabilities.

                                           Alliance Worldwide Privatization Fund
================================================================================

4. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

6. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

7. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under an investment advisory agreement, the Fund pays its Adviser, Alliance Capital Management L.P. (the "Adviser") a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. Pursuant to the advisory agreement, the Fund paid $70,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 1998.

The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $428,499 for the six months ended December 31, 1998.

In addition, for the six months ended December 31, 1998, the Fund's expenses were reduced by $34,953 under an expense offset arrangement with Alliance Fund Services. Transfer agency fees reported in the statement of operations exclude these credits.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $7,958 from the sale of Class A shares and $1,038, $175,158 and $13,630 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended December 31, 1998. Brokerage commissions paid on investment transactions for the six months ended December 31, 1998, amounted to $1,418,873, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.

--------------------------------------------------------------------------------

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and

NOTES TO FINANCIAL STATEMENTS (continued)  Alliance Worldwide Privatization Fund
================================================================================

paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $6,501,035 and $606,139 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $214,702,508 and $326,821,310, respectively, for the six months ended December 31, 1998. There were no purchases or sales of U.S. government or government agency obligations for the six months ended December 31, 1998.

At December 31, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $110,532,681 and gross unrealized depreciation of investments was $70,905,694 resulting in net unrealized appreciation of $39,626,987, excluding foreign currency transactions.

Forward Exchange Currency Contracts

The Fund enters into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses on foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 1998, the Fund had no outstanding forward exchange currency contracts.

                                           Alliance Worldwide Privatization Fund
================================================================================

NOTE E: Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                  -----------------------------------   -----------------------------------
                                                SHARES                                AMOUNT
                                  -----------------------------------   -----------------------------------
                                  Six Months Ended      Year Ended      Six Months Ended      Year Ended
                                  December 31, 1998      June 30,       December 31, 1998      June 30,
                                     (unaudited)           1998            (unaudited)           1998
                                  ----------------   ----------------   ----------------   ----------------
Class A
Shares sold......................       9,501,163         39,736,256     $  109,478,781     $  492,815,245
Shares issued in reinvestment of
   dividends and distributions...       3,319,415          2,835,212         33,293,731         30,762,050
Shares converted from Class B....          46,873             10,886            553,282            137,149
Shares redeemed..................     (14,761,099)       (48,013,384)      (169,173,157)      (601,039,158)
                                   --------------     --------------     --------------     --------------
Net decrease.....................      (1,893,648)        (5,431,030)    $ ( 25,847,363)    $  (77,324,714)
                                   ==============     ==============     ==============     ==============
Class B
Shares sold......................       1,234,275          5,439,686     $   13,234,555     $   68,476,803
Shares issued in reinvestment of
   dividends and distributions...       1,107,404            814,878         10,841,481          8,662,153
Shares converted to Class A......         (48,092)           (11,023)          (553,282)          (137,114)
Shares redeemed..................      (2,506,198)        (2,894,997)       (27,598,646)       (35,371,129)
                                   --------------     --------------     --------------     --------------
Net increase (decrease)..........        (212,611)         3,348,544     $   (4,075,892)    $   41,630,713
                                   ==============     ==============     ==============     ==============
Class C
Shares sold......................         585,840          9,900,745     $    6,571,903     $  123,043,119
Shares issued in reinvestment of
   dividends and distributions...         227,787            142,928          2,230,040          1,519,326
Shares redeemed..................        (766,969)        (8,882,163)        (8,349,626)      (110,861,845)
                                   --------------     --------------     --------------     --------------
Net increase.....................          46,658          1,161,510     $      452,317     $   13,700,600
                                   ==============     ==============     ==============     ==============
Advisor Class
Shares sold......................         206,052            112,659     $    2,167,956     $    1,479,232
Shares issued in reinvestment of
   dividends and distributions...          18,392             12,770            183,179            137,919
Shares redeemed..................        (125,714)           (17,793)        (1,473,078)          (216,952)
                                   --------------     --------------     --------------     --------------
Net increase.....................          98,730            107,636     $      878,057     $    1,400,199
                                   ==============     ==============     ==============     ==============

--------------------------------------------------------------------------------

NOTE F: Concentration of Risk

Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies. The Fund invests in securities issued by enterprises that are undergoing, or that have undergone, privatization. Privatization is a process through which the ownership and control of companies or assets in whole or in part are transferred from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Therefore,

NOTES TO FINANCIAL STATEMENTS (continued)  Alliance Worldwide Privatization Fund
================================================================================

the Fund is susceptible to the government re-nationalization of these enterprises and economic factors adversely affecting the economics of these countries. In addition, these securities created through privatization may be less liquid and subject to greater volatility than securities of more developed countries.
--------------------------------------------------------------------------------

NOTE G: Restricted Securities

                                                Date Acquired      U.S. $ Cost
                                               ---------------   ---------------
B.W.I.A. International Airways...............      2/21/95         $2,999,999
Near East International......................      9/29/95          1,000,000
Ontario Quinta AVV...........................      8/15/94          2,052,257

The securities shown above are restricted as to resale and have been valued at fair value in accordance with the procedures described in Note A. The value of these securities at December 31, 1998 was $4,360,000 representing 0.9% of total net assets.

--------------------------------------------------------------------------------

NOTE H: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 1998.

FINANCIAL HIGHLIGHTS                       Alliance Worldwide Privatization Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          ----------------------------------------------------------------------------
                                                                             CLASS A
                                          ----------------------------------------------------------------------------
                                          Six Months
                                             Ended
                                          December 31,                  Year Ended June 30,            June 2, 1994(a)
                                             1998      -----------------------------------------------       to
                                          (unaudited)     1998         1997        1996        1995     June 30, 1994
                                          -----------  ----------   ----------  ----------  ----------  -------------
Net asset value, beginning of period.....   $12.67       $13.26       $12.13      $10.18      $ 9.75       $10.00
                                            ------       ------       ------      ------      ------       ------
Income From Investment Operations
Net investment income (loss).............     (.03)(b)      .10(b)       .15(b)      .10(b)      .06          .01
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions...........................     (.54)         .85         2.55        1.85         .37         (.26)
                                            ------       ------       ------      ------      ------       ------
Net increase (decrease) in net asset
   value from operations.................     (.57)         .95         2.70        1.95         .43         (.25)
                                            ------       ------       ------      ------      ------       ------
Less: Dividends and Distributions
Dividends from net investment income.....     (.12)        (.18)        (.15)         -0-         -0-          -0-
Distributions from net realized gains on
   investments and foreign currency
   transactions..........................    (1.64)       (1.36)       (1.42)         -0-         -0-          -0-
                                            ------       ------       ------      ------      ------       ------
Total dividends and distributions........    (1.76)       (1.54)       (1.57)        .00         .00          .00
                                            ------       ------       ------      ------      ------       ------
Net asset value, end of period...........   $10.34       $12.67       $13.26      $12.13      $10.18        $9.75
                                            ======       ======       ======      ======      ======       ======
Total Return
Total investment return based on net
   asset value(c)........................    (4.06)%       9.11%       25.16%      19.16%       4.41%       (2.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) $362,281     $467,960     $561,793    $672,732     $13,535       $4,990
Ratio of expenses to average net assets..     1.90%(d)(e)  1.73%        1.72%       1.87%       2.56%        2.75%(d)
Ratio of expenses to average net assets
   excluding interest expense............     1.89%(d)     1.73%        1.71%       1.85%       2.56%        2.75%(d)
Ratio of net investment income (loss) to
   average net assets....................     (.46)%(d)     .80%        1.27%        .95%        .66%        1.03%(d)
Portfolio turnover rate..................       79%          53%          48%         28%         36%          -0-%

--------------------------------------------------------------------------------
See footnote summary on page 22.

FINANCIAL HIGHLIGHTS (continued)           Alliance Worldwide Privatization Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          ----------------------------------------------------------------------------
                                                                             CLASS B
                                          ----------------------------------------------------------------------------
                                          Six Months
                                             Ended
                                          December 31,                  Year Ended June 30,            June 2, 1994(a)
                                             1998      -----------------------------------------------       to
                                          (unaudited)     1998         1997        1996        1995     June 30, 1994
                                          -----------  ----------   ----------  ----------  ----------  -------------
Net asset value, beginning of period        $12.37       $13.04       $11.96      $10.10      $ 9.74       $10.00
                                            ------       ------       ------      ------      ------       ------
Income From Investment Operations
Net investment income (loss).............     (.07)(b)      .02(b)       .08(b)     (.02)(b)     .02           -0-
Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions..........................     (.53)         .82         2.50        1.88         .34         (.26)
                                            ------       ------       ------      ------      ------       ------
Net increase (decrease) in net asset
  value from operations..................     (.60)         .84         2.58        1.86         .36         (.26)
                                            ------       ------       ------      ------      ------       ------
Less: Dividends and Distributions
Dividends from net investment income.....     (.04)        (.15)        (.08)         -0-         -0-          -0-
Distributions from net realized gains on
  investments and foreign currency
  transactions...........................    (1.64)       (1.36)       (1.42)         -0-         -0-          -0-
                                            ------       ------       ------      ------      ------       ------
Total dividends and distributions........    (1.68)       (1.51)       (1.50)         -0-         -0-          -0-
                                            ------       ------       ------      ------      ------       ------
Net asset value, end of period...........   $10.09       $12.37       $13.04      $11.96      $10.10        $9.74
                                            ======       ======       ======      ======      ======       ======
Total Return
Total investment return based on net
  asset value(c).........................    (4.44)%       8.34%       24.34%      18.42%       3.70%       (2.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) $125,431     $156,348     $121,173      $83,050    $79,359      $22,859
Ratio of expenses to average net assets..     2.60%(d)(e)  2.45%        2.43%        2.83%      3.27%        3.45%(d)
Ratio of expenses to average net assets
  excluding interest expense.............     2.59%(d)     2.45%        2.42%        2.82%      3.27%        3.45%(d)
Ratio of net investment income (loss) to
  average net assets.....................    (1.16)%(d)     .20%         .66%        (.20)%      .01%         .33%(d)
Portfolio turnover rate..................       79%          53%          48%          28%        36%          -0-%

--------------------------------------------------------------------------------
See footnote summary on page 22.

                                           Alliance Worldwide Privatization Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          ----------------------------------------------------------------
                                                                      CLASS C
                                          ----------------------------------------------------------------
                                          Six Months
                                             Ended                                            February 8,
                                          December 31,          Year Ended June 30,             1995(f)
                                             1998      -----------------------------------        to
                                          (unaudited)     1998         1997        1996      June 30, 1995
                                          -----------  ----------   ----------  ----------   -------------
Net asset value, beginning of period......    $12.37       $13.04      $11.96      $10.10        $9.53
                                              ------       ------      ------      ------       ------
Income From Investment Operations
Net investment income (loss)..............      (.07)(b)      .05(b)      .12(b)      .03(b)       .05
Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions...........................      (.53)         .79        2.46        1.83          .52
                                              ------       ------      ------      ------       ------
Net increase (decrease) in net asset
   value from operations..................      (.60)         .84        2.58        1.86          .57
                                              ------       ------      ------      ------       ------
Less: Dividends and Distributions
Dividends from net investment income......      (.04)        (.15)       (.08)         -0-          -0-
Distributions from net realized gains on
   investments and foreign currency
   transactions...........................     (1.64)       (1.36)      (1.42)         -0-          -0-
                                              ------       ------      ------      ------       ------
Total dividends and distributions.........     (1.68)       (1.51)      (1.50)         -0-          -0-
                                              ------       ------      ------      ------       ------
Net asset value, end of period............    $10.09       $12.37      $13.04      $11.96       $10.10
                                              ======       ======      ======      ======       ======
Total Return
Total investment return based on net
   asset value(c).........................     (4.44)%       8.34%      24.33%      18.42%        5.98%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).   $22,196      $26,635     $12,929      $2,383         $338
Ratio of expenses to average net assets...      2.60%(d)(e)  2.44%       2.42%       2.57%        1.03%(d)
Ratio of expenses to average net assets
   excluding interest expense.............      2.59%(d)     2.44%       2.41%       2.57%        1.03%(d)
Ratio of net investment income (loss) to
   average net assets.....................     (1.16)%(d)     .38%       1.06%        .63%        1.04%(d)
Portfolio turnover rate...................        79%          53%         48%         28%          36%

--------------------------------------------------------------------------------
See footnote summary on page 22.

FINANCIAL HIGHLIGHTS (continued)           Alliance Worldwide Privatization Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          -------------------------------------
                                                      ADVISOR CLASS
                                          -------------------------------------
                                           Six Months
                                             Ended                  October 2,
                                          December 31,  Year Ended     1996(f)
                                             1998       June 30,        to
                                          (unaudited)     1998    June 30, 1997
                                          -----------  ---------- -------------
Net asset value, beginning of period......  $12.63       $13.23       $12.14
                                            ------       ------       ------
Income From Investment Operations
Net investment income (loss) (b)..........    (.01)         .19          .18
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions............................    (.54)         .80         2.52
                                            ------       ------       ------
Net increase (decrease) in net asset
  value from operations...................    (.55)         .99         2.70
                                            ------       ------       ------
Less: Dividends and Distributions
Dividends from net investment income......    (.17)        (.23)        (.19)
Distributions from net realized gains on
  investments and foreign currency
  transactions............................   (1.64)       (1.36)       (1.42)
                                            ------       ------       ------
Total dividends and distributions.........   (1.81)       (1.59)       (1.61)
                                            ------       ------       ------
Net asset value, end of period............  $10.27       $12.63       $13.23
                                            ======       ======       ======
Total Return
Total investment return based on net
  asset value(c)..........................   (3.92)%       9.48%       25.24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).  $2,409       $1,716         $374
Ratio of expenses to average net assets...    1.63%(d)(e)  1.45%        1.96%(d)
Ratio of expenses to average net assets
  excluding interest expense..............    1.62%(d)     1.45%        1.95%(d)
Ratio of net investment income (loss) to
  average net assets......................    (.21)%(d)    1.48%        2.97%(d)
Portfolio turnover rate...................      79%          53%          48%

--------------------------------------------------------------------------------
(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return for a period of less than one year is not annualized.

(d)  Annualized.

(e) Ratio reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the six months ended December 31, 1998, the ratios of expenses to average net assets were 1.89%, 2.59%, 2.59% and 1.62% for Class A, B, C and Advisor Class shares, respectively.

(f)  Commencement of distribution.

                                           Alliance Worldwide Privatization Fund
================================================================================

Board Of Directors

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

Officers

Mark H. Breedon, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
David Edgerly, Vice President
Jean Van De Walle, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------
(1)  Member of the Audit Committee.

ALLIANCE WORLDWIDE PRIVATIZATION FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO]

This report is intended solely for distribution to current shareholders of the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

WWPSR